Employee Benefits (Weighted-Average Assumptions Used In Determining Benefit Obligations) (Details)	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%
Rate of compensation increases	3.00%	3.00%
Health Care And Life [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%